FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Crude Oil Instruments (Details) - Crude Oil Instruments	12 Months Ended
Dec. 31, 2017 bbl / d $ / bbl
Jan 1, 2018 - Jan 31, 2018, WTI | Swap
Risk Management
Volume | bbl / d	5,000
Weighted average price | $ / bbl	55.38
Feb 1, 2018 - Mar 31, 2018, WTI | Swap
Risk Management
Volume | bbl / d	7,000
Weighted average price | $ / bbl	58.32
Apr 1, 2018 - Jun 30, 2018, WTI | Swap
Risk Management
Volume | bbl / d	5,000
Weighted average price | $ / bbl	55.38
Jul 1, 2018 - Sep 30, 2018, WTI | Swap
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	53.73
Oct 1, 2018 - Dec 31, 2018, WTI | Swap
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	53.73
Jan 1, 2019 - Mar 31, 2019, WTI
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	53.73
Purchased | Jan 1, 2018 - Jan 31, 2018, WTI | Put
Risk Management
Volume | bbl / d	13,000
Weighted average price | $ / bbl	53.04
Purchased | Feb 1, 2018 - Mar 31, 2018, WTI | Put
Risk Management
Volume | bbl / d	13,000
Weighted average price | $ / bbl	53.04
Purchased | Apr 1, 2018 - Jun 30, 2018, WTI | Put
Risk Management
Volume | bbl / d	15,000
Weighted average price | $ / bbl	52.90
Purchased | Apr 1, 2018 - Jun 30, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(25.50)
Purchased | Jul 1, 2018 - Sep 30, 2018, WTI | Put
Risk Management
Volume | bbl / d	18,000
Weighted average price | $ / bbl	52.53
Purchased | Jul 1, 2018 - Sep 30, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(25.50)
Purchased | Oct 1, 2018 - Dec 31, 2018, WTI | Put
Risk Management
Volume | bbl / d	20,000
Weighted average price | $ / bbl	52.48
Purchased | Oct 1, 2018 - Dec 31, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(25.50)
Purchased | Jan 1, 2019 - Mar 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price | $ / bbl	53.69
Purchased | Apr 1, 2019 - Dec 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	20,000
Weighted average price | $ / bbl	53.94
Sold | Jan 1, 2018 - Jan 31, 2018, WTI | Put
Risk Management
Volume | bbl / d	13,000
Weighted average price | $ / bbl	42.83
Sold | Jan 1, 2018 - Jan 31, 2018, WTI | Call
Risk Management
Volume | bbl / d	13,000
Weighted average price | $ / bbl	61.99
Sold | Jan 1, 2018 - Jan 31, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(14.75)
Sold | Feb 1, 2018 - Mar 31, 2018, WTI | Put
Risk Management
Volume | bbl / d	13,000
Weighted average price | $ / bbl	42.83
Sold | Feb 1, 2018 - Mar 31, 2018, WTI | Call
Risk Management
Volume | bbl / d	13,000
Weighted average price | $ / bbl	61.99
Sold | Feb 1, 2018 - Mar 31, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(14.75)
Sold | Apr 1, 2018 - Jun 30, 2018, WTI | Put
Risk Management
Volume | bbl / d	15,000
Weighted average price | $ / bbl	42.92
Sold | Apr 1, 2018 - Jun 30, 2018, WTI | Call
Risk Management
Volume | bbl / d	15,000
Weighted average price | $ / bbl	61.73
Sold | Apr 1, 2018 - Jun 30, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(14.75)
Sold | Jul 1, 2018 - Sep 30, 2018, WTI | Put
Risk Management
Volume | bbl / d	18,000
Weighted average price | $ / bbl	42.71
Sold | Jul 1, 2018 - Sep 30, 2018, WTI | Call
Risk Management
Volume | bbl / d	18,000
Weighted average price | $ / bbl	61.22
Sold | Jul 1, 2018 - Sep 30, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(14.75)
Sold | Oct 1, 2018 - Dec 31, 2018, WTI | Put
Risk Management
Volume | bbl / d	20,000
Weighted average price | $ / bbl	42.74
Sold | Oct 1, 2018 - Dec 31, 2018, WTI | Call
Risk Management
Volume | bbl / d	20,000
Weighted average price | $ / bbl	61.10
Sold | Oct 1, 2018 - Dec 31, 2018, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price | $ / bbl	(14.75)
Sold | Jan 1, 2019 - Mar 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price | $ / bbl	44.05
Sold | Jan 1, 2019 - Mar 31, 2019, WTI | Call
Risk Management
Volume | bbl / d	16,000
Weighted average price | $ / bbl	63.44
Sold | Apr 1, 2019 - Dec 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	20,000
Weighted average price | $ / bbl	44.09
Sold | Apr 1, 2019 - Dec 31, 2019, WTI | Call
Risk Management
Volume | bbl / d	20,000
Weighted average price | $ / bbl	63.84